Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
Thousands of $ For the years ended December 31	2024	2023
Cash and cash equivalents	46,798	22,380
Total cash and cash equivalents	46,798	22,380